Notes to Cash Flows - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	£ 4,873	£ 5,176	£ 5,856
Interest paid	1,085	1,900	2,587
Dividends received	0	0	0
Purchase of financial assets at amortised cost and financial assets at FVOCI	1,256	3,015	5,013
Net change in operating assets and liabilities	11,449	14,788	4,334
Santander UK Group Holdings plc
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	245	314
Interest paid	240	317
Dividends received	1,497	260
Purchase of financial assets at amortised cost and financial assets at FVOCI	2,774	1,424	0
Net change in operating assets and liabilities	£ 1,937	975
Santander UK Group Holdings plc | Net change in operating assets and liabilities
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Net change in operating assets and liabilities		£ 1,424	£ 0